Financial Instruments by Category - Summary of Financial Assets and Liabilities (Details) - MXN ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets at amortized cost:
Cash and cash equivalents	$ 1,268,902	$ 1,220,471	$ 1,001,083	$ 984,976	$ 1,000,040	$ 610,016
Short term bank deposits	2,963,511
Creditors	3,669
Derivative financial instruments	7,287
Total	4,290,892	1,231,491
Financial liabilities at amortized cost:
Debt with related parties		0		44,528
Accounts payable and accrued expenses	552,826	322,959		273,731
Lease liabilities	7,310,246	6,244,222		5,245,442	$ 3,430,887	$ 2,600,795
Debt	1,003,650	1,321,455		1,031,970
Financial Assets at Amortized Cost
Financial assets at amortized cost:
Cash and cash equivalents	1,268,902	1,220,471		984,976
Short term bank deposits	2,963,511
Creditors	3,669
Sundry debtors	47,523	11,020		19,885
Total		1,231,491		1,004,861
Financial Liabilities at Amortized Cost
Financial liabilities at amortized cost:
Debt with related parties		4,340,452		4,276,058
Accounts payable and accrued expenses	552,826	322,959		273,731
Suppliers	7,855,059	7,126,089		5,390,192
Lease liabilities	7,310,246	6,244,222		5,245,442
Debt	1,003,650	1,321,455		1,031,970
Total	16,721,781	$ 19,355,177		$ 16,217,393
Financial Assets at Fair Value
Financial assets at amortized cost:
Derivative financial instruments	$ 7,287